Above / Below market acquired time charters (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Acquired, Finite-Lived [Line Items]
Beginning at carrying amount	$ 101,574
Beginning at carrying amount	(65,923)
(Amortization) / accretion	(34,977)	$ (30,649)	$ (7,786)
(Amortization) / accretion	12,392	13,597	11,800
Ending at carrying amount	66,597	101,574
Ending at carrying amount	(53,531)	(65,923)
Above Market Acquired Charters [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Beginning at carrying amount	101,574	73,969
Additions		58,254
(Amortization) / accretion	(34,977)	(30,649)
Ending at carrying amount	66,597	101,574	73,969
Below Market Acquired Charters [Member]
Intangible Asset, Acquired, Finite-Lived [Line Items]
Beginning at carrying amount	(65,923)	(74,484)
Additions		(5,036)
(Amortization) / accretion	12,392	13,597
Ending at carrying amount	$ (53,531)	$ (65,923)	$ (74,484)